Fair Value Measurements (Details) - Fair value measurements recurring basis - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Fair value asset transfer level 1 to level 2	$ 0	$ 0	$ 0
Fair value asset transfer level 2 to level 1	0	0	0
Fair value asset transfer net, level 3	0	0	0
Fair value liability transfer level 1 to level 2	0	0	0
Fair value liability transfer level 2 to level 1	0	0	0
Fair value liability transfer net, level 3	0	0	0
Level 1
Assets:
Money market account	24	24	90
Level 3
Liabilities:
Convertible notes payables	47,964	36,430	$ 9,500
Common stock warrant liabilities		78
Level 3 | Common stock warrants
Liabilities:
Convertible notes payables		36,430
Common stock warrant liabilities	64	$ 78
Level 3 | Pre-funded Warrants
Liabilities:
Common stock warrant liabilities	$ 353